Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation

2. Basis of Presentation

The accompanying unaudited condensed interim consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules and regulations of the United States Securities and Exchange Commission for interim financial information. Accordingly, they do not include all the information and footnotes necessary for a comprehensive presentation of financial position, results of operations, shareholders’ deficiency, or cash flows. It is management’s opinion, however, that all material adjustments (consisting of normal recurring adjustments) have been made which are necessary for a fair financial statement presentation. The unaudited condensed interim consolidated financial statements should be read in conjunction with the Company’s Annual Report on Form 10-K, which contains the annual audited consolidated financial statements and notes thereto, together with the Management’s Discussion and Analysis, for the year ended December 31, 2021. The financial results for the three and nine months ended September 30, 2022 are not necessarily indicative of the results for the full fiscal year. The unaudited interim condensed consolidated financial statements are presented in United States dollars, which is the Company’s functional currency.

2. Basis of presentation

The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America applicable to exploration stage enterprises. The consolidated financial statements are expressed in U.S. dollars, the Company’s functional currency.

In February 2021, the Company changed its fiscal year from June 30 to December 31. As a result, in addition to the full calendar year ended December 31, 2021, the Company is reporting financial information for the transition period from July 1, 2020 to December 31, 2020, and the preceding full fiscal year of July 1, 2019 to June 30, 2020.

Bunker Hill Mining Corp.

Notes to Consolidated Financial Statements

Year Ended December 31, 2021, Six Months Ended December 31, 2020 and Year Ended June 30, 2020

(Expressed in United States Dollars)